NOTE 16 - SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Notes
NOTE 16 - SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On July 15, 2018, the Company entered into a leasing agreement with Ms. Shulian Deng to lease the property located in No. 16 Dong Ke North Rd., Tongsha District, Dongcheng Street, Dongguan, China, which includes a piece of land that is 10.54 Mu (about 7026 square meter) and building areas that are about 5000 square meters. The Company intends to primarily use the new property leased as warehouse, due to current limited storage capacity. The leasing period is from July 15, 2018 to October 14, 2038 and the first three months is rent-free. The leasing expenses is approximately $4.5 millon (RMB 30 million) for the whole leasing period and the Company are required to pay off the total leasing payment within 60 dates of the agreement signing date.  The Company made the payment in full on October 9, 2018. The prepaid lease expense will be amortized based on straight-line method over the lease term.

On July 20, 2018, the Company entered into an equity investment agreement with Nanjing Rootaya Intelligence Technology Co., Ltd. (“Nanjing Rootaya”) to invest approximately $188,875 (RMB 1,250,000) to acquire 10% of the shares of Nanjing Rootaya for the purpose of sharing Rootaya's related technology and patents and further developing new products and new technology in smart pet products together.

On August 17, 2018, the Company renewed the loan agreement with Bank of Communication of China Dongguan Branch and borrowed approximately $4.5 million (RMB 30 million) for one year with a new maturity date on August 13, 2019. The Company had drawn down approximately $3.0 million (RMB 20 million) of the loan to purchase raw materials on August 21, 2018. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.5625 basis points. The Company pledged the land use right of approximately $2.3 million and buildings of approximately $8.4 million acquired from Meijia as collateral to secure this loan (see Note 5 and Note 6). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loan.

On July 6, 2018, a new entity called Dogness Intelligence Technology Co., Ltd. (“Intelligence”), was incorporated under the laws of the People’s Republic of China in Guangzhou City, Guangdong Province, China with a total registered capital of RMB 80 million (approximately $11.8 million). One of the Company’s subsidiaries, Dongguan Jiasheng, owns 58% of Intelligence, which means that Dongguan Jiasheng will need to contribute RMB 46,400,000 (approximately $6.8 million) of capital to this new entity. As of the date of this report, Dongguang Jiasheng has not yet made the payment of the registered capital. Intelligence will be the research and manufacturing facility for the Company’s fast growing intelligent pet products.